JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Aerospace & Defense — 0.4%
TransDigm Group, Inc.	73	117,418
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	255	21,971
Automobiles — 2.6%
Tesla, Inc. *	2,421	746,322
Beverages — 1.7%
Coca-Cola Co. (The)	4,564	309,850
Keurig Dr Pepper, Inc.	5,319	173,665
		483,515
Biotechnology — 1.7%
AbbVie, Inc.	968	182,971
Natera, Inc. *	162	21,653
Neurocrine Biosciences, Inc. *	216	27,698
Regeneron Pharmaceuticals, Inc.	462	252,002
		484,324
Broadline Retail — 7.2%
Alibaba Group Holding Ltd., ADR (China)	372	44,874
Amazon.com, Inc. *	7,522	1,760,976
MercadoLibre, Inc. (Brazil) *	102	242,137
		2,047,987
Building Products — 0.2%
Trane Technologies plc	138	60,455
Capital Markets — 0.3%
Robinhood Markets, Inc., Class A *	778	80,173
Chemicals — 0.6%
Air Products and Chemicals, Inc.	434	124,940
PPG Industries, Inc.	459	48,424
		173,364
Commercial Services & Supplies — 0.5%
Copart, Inc. *	3,202	145,147
Communications Equipment — 0.6%
Arista Networks, Inc. *	118	14,540
Motorola Solutions, Inc.	342	150,131
		164,671
Construction Materials — 0.2%
Vulcan Materials Co.	236	64,822
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp.	598	561,905
Walmart, Inc.	1,040	101,899
		663,804
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	5,347	146,561

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — 1.4%
Entergy Corp.	1,366	123,527
NextEra Energy, Inc.	1,367	97,139
Southern Co. (The)	1,780	168,175
		388,841
Electrical Equipment — 0.3%
Eaton Corp. plc	253	97,334
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	268	43,928
Entertainment — 4.3%
Netflix, Inc. *	791	917,085
Take-Two Interactive Software, Inc. *	651	144,997
Walt Disney Co. (The)	1,295	154,248
		1,216,330
Financial Services — 0.8%
Corpay, Inc. *	207	66,871
Mastercard, Inc., Class A	306	173,340
		240,211
Food Products — 0.9%
Mondelez International, Inc., Class A	4,102	265,358
Ground Transportation — 1.2%
Norfolk Southern Corp.	869	241,582
Uber Technologies, Inc. *	1,072	94,068
		335,650
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	599	75,588
Boston Scientific Corp. *	698	73,234
Stryker Corp.	164	64,408
		213,230
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	171	42,675
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	209	59,398
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	73	401,796
Chipotle Mexican Grill, Inc., Class A *	1,960	84,045
DoorDash, Inc., Class A *	947	236,987
Hilton Worldwide Holdings, Inc.	478	128,142
McDonald's Corp.	204	61,214
		912,184
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	243	50,675
Industrial Conglomerates — 0.3%
3M Co.	658	98,187

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 0.2%
Prologis, Inc.	549	58,622
Interactive Media & Services — 9.4%
Alphabet, Inc., Class C	7,266	1,401,321
Meta Platforms, Inc., Class A	1,629	1,259,934
		2,661,255
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	2,383	171,004
Shopify, Inc., Class A (Canada) *	1,394	170,361
		341,365
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	196	91,665
Machinery — 0.3%
Deere & Co.	182	95,435
Media — 0.4%
Charter Communications, Inc., Class A *	394	106,128
Multi-Utilities — 0.4%
CMS Energy Corp.	699	51,586
Public Service Enterprise Group, Inc.	628	56,388
		107,974
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	224	52,837
ConocoPhillips	358	34,132
Exxon Mobil Corp.	868	96,903
		183,872
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	1,695	73,410
Johnson & Johnson	1,567	258,148
Merck & Co., Inc.	718	56,090
		387,648
Professional Services — 0.4%
Verisk Analytics, Inc., Class A	444	123,747
Semiconductors & Semiconductor Equipment — 24.3%
Advanced Micro Devices, Inc. *	3,121	550,263
Analog Devices, Inc.	2,101	471,948
ASML Holding NV (Registered), NYRS (Netherlands)	273	189,656
Broadcom, Inc.	5,350	1,571,295
Intel Corp.	9,262	183,388
Lam Research Corp.	3,610	342,372
Micron Technology, Inc.	2,196	239,671
NVIDIA Corp.	17,025	3,028,237
NXP Semiconductors NV (Netherlands)	1,292	276,191
Teradyne, Inc.	472	50,707
		6,903,728

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 18.7%
AppLovin Corp., Class A *	462	180,503
Atlassian Corp., Class A *	588	112,767
HubSpot, Inc. *	147	76,389
Intuit, Inc.	652	511,905
Microsoft Corp.	5,567	2,969,995
Oracle Corp.	546	138,558
Palantir Technologies, Inc., Class A *	2,935	464,757
Palo Alto Networks, Inc. *	1,599	277,586
Salesforce, Inc.	263	67,941
ServiceNow, Inc. *	160	150,899
Synopsys, Inc. *	498	315,468
Zoom Communications, Inc., Class A *	815	60,351
		5,327,119
Specialty Retail — 0.9%
AutoZone, Inc. *	16	60,294
Lowe's Cos., Inc.	473	105,749
TJX Cos., Inc. (The)	685	85,303
		251,346
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	10,318	2,141,707
Seagate Technology Holdings plc	1,335	209,609
Western Digital Corp.	461	36,276
		2,387,592
Total Common Stocks (Cost $24,051,384)		28,392,031
	NO. OF CONTRACTS
Options Purchased — 1.0%
Put Options Purchased — 1.0%
Invesco QQQ Trust 1
8/29/2025 at USD 492.00, American Style
Notional Amount: USD 10,113,679
Counterparty: Exchange-Traded *	179	14,857
Invesco QQQ Trust 1
9/30/2025 at USD 525.00, American Style
Notional Amount: USD 9,153,162
Counterparty: Exchange-Traded *	162	86,670
Invesco QQQ Trust 1
10/31/2025 at USD 536.00, American Style
Notional Amount: USD 9,266,164
Counterparty: Exchange-Traded *	164	170,560
Total Put Options Purchased (Cost $555,631)		272,087

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b) (Cost $229,651)	229,651	229,651
Total Investments — 101.5% (Cost $24,836,666)		28,893,769
Liabilities in Excess of Other Assets — (1.5)%		(431,621)
NET ASSETS — 100.0%		28,462,148

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
Written Call Options Contracts as of July 31, 2025

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	179	USD 10,113,679	USD 552.00	8/29/2025	(381,091)
Invesco QQQ Trust 1	Exchange-Traded	162	USD 9,153,162	USD 584.00	9/30/2025	(126,846)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 9,266,164	USD 598.00	10/31/2025	(129,068)
						(637,005)
Written Put Options Contracts as of July 31, 2025

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	179	USD 10,113,679	USD 415.00	8/29/2025	(3,222)
Invesco QQQ Trust 1	Exchange-Traded	162	USD 9,153,162	USD 442.00	9/30/2025	(15,876)
Invesco QQQ Trust 1	Exchange-Traded	164	USD 9,266,164	USD 455.00	10/31/2025	(41,574)
						(60,672)
Total Written Options Contracts (Premiums Received $551,355)						(697,677)

Abbreviations
USD	United States Dollar

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,893,769	$—	$—	$28,893,769
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(637,005)	—	—	(637,005)
Put Options Written	(60,672)	—	—	(60,672)
Total Depreciation in Other Financial Instruments	$(697,677)	$—	$—	$(697,677)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at March 26, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c)	$—	$1,226,422	$996,771	$—	$—	$229,651	229,651	$3,855	$—

(a)	Commencement of operations was March 26, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.